Financial instruments carried at fair value - Financial instruments carried at fair value (Detail) - EUR (€) € in Millions		Jun. 30, 2026		Dec. 31, 2025		Jun. 30, 2025	Dec. 31, 2024
Financial assets held at fair value:
Total financial assets held at fair value		€ 1,526,110		€ 1,439,873
Financial liabilities held at fair value:
Total liabilities		1,443,774		1,357,588
Quoted prices in active market (Level 1) | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		103,039		94,250
Financial liabilities held at fair value:
Total liabilities		41,817		37,025
Quoted prices in active market (Level 1) | Trading financial liabilities at fair value through profit or loss | Trading Liabilities | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		36,277		33,727
Quoted prices in active market (Level 1) | Trading financial liabilities at fair value through profit or loss | Trading securities | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		36,276		33,727
Quoted prices in active market (Level 1) | Trading financial liabilities at fair value through profit or loss | Other Trading Liabilities | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		0		0
Quoted prices in active market (Level 1) | Trading financial liabilities at fair value through profit or loss | Derivatives | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		4,184		2,770
Quoted prices in active market (Level 1) | Financial liabilities designated at fair value through profit or loss | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		938		154
Quoted prices in active market (Level 1) | Investment contract liabilities | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		0		0
Quoted prices in active market (Level 1) | Other financial liabilities at fair value | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		418		375
Quoted prices in active market (Level 1) | Trading financial assets at fair value through profit or loss | Trading assets | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		71,176		64,552
Quoted prices in active market (Level 1) | Trading financial assets at fair value through profit or loss | Trading securities | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		68,093		62,958
Quoted prices in active market (Level 1) | Trading financial assets at fair value through profit or loss | Other trading assets | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		3,083		1,593
Quoted prices in active market (Level 1) | Trading financial assets at fair value through profit or loss | Derivatives | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		2,955		1,273
Quoted prices in active market (Level 1) | Non-trading financial assets mandatory at fair value through profit or loss | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		1,707		1,570
Quoted prices in active market (Level 1) | Financial assets designated at fair value through profit or loss | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		0		0
Quoted prices in active market (Level 1) | Financial assets at fair value through other comprehensive income | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		25,609		25,262
Quoted prices in active market (Level 1) | Other financial assets at fair value | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		1,592		1,594
Valuation technique observable parameters (Level 2) | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		513,621		444,384
Financial liabilities held at fair value:
Total liabilities		402,001		335,875
Valuation technique observable parameters (Level 2) | Trading financial liabilities at fair value through profit or loss | Trading Liabilities | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		11,618		9,127
Valuation technique observable parameters (Level 2) | Trading financial liabilities at fair value through profit or loss | Trading securities | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		9,547		7,391
Valuation technique observable parameters (Level 2) | Trading financial liabilities at fair value through profit or loss | Other Trading Liabilities | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		2,071		1,735
Valuation technique observable parameters (Level 2) | Trading financial liabilities at fair value through profit or loss | Derivatives | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		250,497		217,119
Valuation technique observable parameters (Level 2) | Financial liabilities designated at fair value through profit or loss | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		138,848		109,354
Valuation technique observable parameters (Level 2) | Investment contract liabilities | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		512		469
Valuation technique observable parameters (Level 2) | Other financial liabilities at fair value | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities	[1]	526		(193)
Valuation technique observable parameters (Level 2) | Trading financial assets at fair value through profit or loss | Trading assets | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		93,621		78,554
Valuation technique observable parameters (Level 2) | Trading financial assets at fair value through profit or loss | Trading securities | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		81,646		63,987
Valuation technique observable parameters (Level 2) | Trading financial assets at fair value through profit or loss | Other trading assets | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		11,975		14,567
Valuation technique observable parameters (Level 2) | Trading financial assets at fair value through profit or loss | Derivatives | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		265,368		233,373
Valuation technique observable parameters (Level 2) | Non-trading financial assets mandatory at fair value through profit or loss | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		135,771		117,244
Valuation technique observable parameters (Level 2) | Financial assets designated at fair value through profit or loss | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		0		0
Valuation technique observable parameters (Level 2) | Financial assets at fair value through other comprehensive income | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		20,240		16,034
Valuation technique observable parameters (Level 2) | Other financial assets at fair value | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value	[1]	(1,378)		(821)
Valuation technique unobservable parameters (Level 3) | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		26,988		25,764		€ 26,148	€ 26,281
Financial liabilities held at fair value:
Total liabilities		10,277		11,547		12,621	13,382
Valuation technique unobservable parameters (Level 3) | Trading financial liabilities at fair value through profit or loss | Trading Liabilities | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		54		25
Valuation technique unobservable parameters (Level 3) | Trading financial liabilities at fair value through profit or loss | Trading securities | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		22		23		25	26
Valuation technique unobservable parameters (Level 3) | Trading financial liabilities at fair value through profit or loss | Other Trading Liabilities | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		32		2		0	93
Valuation technique unobservable parameters (Level 3) | Trading financial liabilities at fair value through profit or loss | Derivatives | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		5,489		5,938		7,328	8,707
Valuation technique unobservable parameters (Level 3) | Financial liabilities designated at fair value through profit or loss | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		4,647		5,547		5,273	4,569
Valuation technique unobservable parameters (Level 3) | Investment contract liabilities | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		0		0
Valuation technique unobservable parameters (Level 3) | Other financial liabilities at fair value | Recurring fair value measurement
Financial liabilities held at fair value:
Total liabilities		86	[2]	36	[2]	(5)	(13)
Valuation technique unobservable parameters (Level 3) | Trading financial assets at fair value through profit or loss | Trading assets | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		11,792		10,705
Valuation technique unobservable parameters (Level 3) | Trading financial assets at fair value through profit or loss | Trading securities | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		4,340		3,635		3,170	2,964
Valuation technique unobservable parameters (Level 3) | Trading financial assets at fair value through profit or loss | Other trading assets | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		7,452		7,070		5,682	6,184
Valuation technique unobservable parameters (Level 3) | Trading financial assets at fair value through profit or loss | Derivatives | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		7,570		7,008		8,193	7,933
Valuation technique unobservable parameters (Level 3) | Non-trading financial assets mandatory at fair value through profit or loss | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		4,912		5,681		5,920	5,805
Valuation technique unobservable parameters (Level 3) | Financial assets designated at fair value through profit or loss | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		0		0		0	0
Valuation technique unobservable parameters (Level 3) | Financial assets at fair value through other comprehensive income | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		2,691		2,348		3,161	3,383
Valuation technique unobservable parameters (Level 3) | Other financial assets at fair value | Recurring fair value measurement
Financial assets held at fair value:
Total financial assets held at fair value		€ 22		€ 22		€ 22	€ 12

[1]	Predominantly relates to derivatives qualifying for hedge accounting
[2]	Relates to derivatives, which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is bifurcated and reported separately. The separated embedded derivatives may have a positive or a negative fair value and classification presented in this table is consistent with the classification of the host contract